Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Amount Of Goodwill And Intangible Assets

The carrying amount of goodwill and intangible assets attributable to each of our reporting segments is presented in the following table (in thousands):

	December 31, 2015	Net Additions	Write-off	December 31, 2016
Goodwill
Global Wealth Management	$295,384	$(24,605)	$—	$270,779
Institutional Group	620,218	73,885	(2,600)	691,503
	$915,602	$49,280	$(2,600)	$962,282

	December 31, 2015	Net Additions	Amortization	December 31, 2016
Intangible assets
Global Wealth Management	$30,027	$21,230	$(6,026)	$45,231
Institutional Group	33,150	46,324	(8,401)	71,073
	$63,177	$67,554	$(14,427)	$116,304

Intangible Assets Subject To Amortization

Intangible assets subject to amortization as of December 31, 2016 and 2015, were as follows (in thousands):

	December 31, 2016		December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Customer relationships	$141,621	$46,209	$78,580	$37,322
Trade name	24,713	8,670	24,456	6,969
Investment banking backlog	1,345	379	7,440	7,388
Non-compete agreements	2,578	813	2,517	255
	$170,257	$56,071	$112,993	$51,934

Amortization Expense In Future Periods

As of December 31, 2016, we expect amortization expense in future periods to be as follows (in thousands):

Fiscal year
2017	$11,506
2018	10,873
2019	10,285
2020	10,068
2021	9,506
Thereafter	61,948
$114,186